Expense Example	Oct. 31, 2025 USD ($)
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,405
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	1,341
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,130
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	835
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	849
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	796
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	886
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	$ 885